Total Operating Expenses	6 Months Ended
Jun. 30, 2018
Text block [abstract]
Total Operating Expenses
11.	Total Operating Expenses

Research and development costs are comprised of allocated employee costs, the costs of materials and laboratory consumables, intellectual property and license costs and allocated other costs.

A breakdown of total operating expenses is presented as follows:

	Three-month period ended June 30,		Six-month period ended June 30,
	2018	2017	2018	2017
	(euros in thousands)
Manufacturing costs	5,580	2,236	9,858	5,611
IP and license costs	492	603	844	968
Personnel related R&D	2,107	1,771	3,808	3,303
Other research and development costs	4,344	3,810	8,311	5,545

Total research and development costs	12,523	8,420	22,821	15,427
Management and administration costs	2,639	3,492	5,491	7,694
Litigation costs	552	104	849	394
Other operating expenses	2,745	2,173	5,134	3,726

Total other expenses	3,297	2,277	5,983	4,120

Total operating expenses	18,459	14,189	34,295	27,241

Research and development costs were €12.5 million and €22.8 million for the three and six months ended June 30, 2018, respectively, as compared to €8.4 million and €15.4 million for the three- and six-month periods ended June 30, 2017, respectively. The increase in research and development costs is primarily attributable to the increase in manufacturing costs, higher research and development headcount and related costs, as well as additional spending in support of the Company’s clinical development programs for MCLA-128, MCLA-117, MCLA-158 and MCLA-145.The significant increase in manufacturing costs and other research and development costs during 2018 relate primarily to the expansion of the Company’s Phase 1 and Phase 1/2 clinical programs. Specifically, the Company incurred higher costs relating to outsourced contract manufacturing for process development and drug delivery in support of the Company’s MCLA-128 and MCLA-158 clinical development programs.

A breakdown of other research and development costs is presented as follows:

	Three-month period ended June 30,		Six-month period ended June 30,
	2018	2017	2018	2017
	(euros in thousands)
Discovery and pre-clinical costs	1,078	1,698	1,763	2,076
Clinical costs	1,850	1,292	4,248	2,002
Other research and development costs	1,416	820	2,300	1,467

Total other research and development costs	4,344	3,810	8,311	5,545

Other research and development costs consist mainly of laboratory supplies and depreciation expense related to research and development activities, which cannot be specifically allocated to a research project.

Litigation costs

On March 11, 2014, Regeneron Pharmaceuticals, Inc. (“Regeneron”) filed a complaint in the United States District Court for the Southern District of New York (the “Court”), alleging that the Company was infringing on one or more claims in Regeneron’s U.S. Patent No. 8,502,018, entitled “Methods of Modifying Eukaryotic Cells” (the “018 Patent”). On July 3, 2014, the Company filed a response to the complaint, denying Regeneron’s allegations of infringement and raising affirmative defenses, and filed counterclaims seeking, among other things, a declaratory judgment that the Company did not infringe the patent and that the patent was invalid. The Company subsequently filed amended counterclaims during the period from August to December 2014, seeking a declaratory judgment of unenforceability of the patent due to Regeneron’s commission of inequitable conduct.

On November 21, 2014, the Court found that there was clear and convincing evidence that a claim term present in each of the patent claims was indefinite and granted the Company’s proposed claim constructions. On February 24, 2015, the Court entered partial judgment in the proceeding, on the grounds that the Company did not infringe each of the patent claims, and that each of the patent claims were invalid due to indefiniteness. On November 2, 2015, the Court found Regeneron had withheld material information from the United States Patent and Trademark Office during prosecution of the patent, and Regeneron had engaged in inequitable conduct and affirmative egregious misconduct in connection with the prosecution of the patent. On December 18, 2015, Regeneron filed an appeal of the Court’s decision. On July 27, 2017, the U.S. Court of Appeals for the Federal Circuit affirmed the trial court’s conclusion that Regeneron had engaged in inequitable conduct before the United States Patent and Trademark Office and affirmed that the ‘018 patent is unenforceable. Regeneron petitioned for a panel rehearing and rehearing en banc of this decision by the Federal Circuit on September 12, 2017, which the Company responded to and opposed on November 2, 2017. On December 26, 2017, the full Federal Circuit denied Regeneron’s request to rehear the matter.

The case returned to the District Court to adjudicate the Company’s motion requesting that Regeneron pay the Company’s attorneys’ fees and costs incurred as a result of Regeneron filing suit. On March 26, 2018, the trial court granted the Company’s motion for attorneys’ fees, expert fees, and costs and ordered the parties to address the amount of award. The Company provided a detailed explanation of its attorneys’ fees, expert fees, and costs of such award, which Regeneron responded to seeking a reduction of the amount. The matter was fully briefed as of May 18, 2018, and the Court issued an Order on June 25, 2018, which published on July 10, 2018, granting the Company’s motion for $8,332,453.46 in attorneys’ fees, $465,390.34 in expert fees, and $1,717,100.69 in litigation expenses and costs, along with interest. Regeneron has appealed the decision awarding attorneys’ fees to the Company to the Federal Circuit. On May 25, 2018, Regeneron filed a petition for writ of certiorari seeking review by the Supreme Court of the United States of the decision affirmed by the Federal Circuit. The Company’s brief in opposition was filed on August 8, 2018.

On March 11, 2014, Regeneron served a writ in the Netherlands alleging that the Company was infringing one or more claims of the European patent EP 1 360 287 B1. The Company opposed the patent in June 2014. On September 17, 2014, Regeneron’s patent EP 1 360 287 B1 was revoked in its entirety by the European Opposition Division of the European Patent Office (the “EPO”). In Europe, an appeal hearing occurred in October and November 2015 at the Technical Board of Appeal for the EPO at which time the patent was reinstated to Regeneron with amended claims. On May 25, 2018, at Regeneron’s request, a hearing before the Technical Board of Appeals for the EPO was scheduled for September 13, 2018, to address whether the description of EP 1 360 287 B1 patent having claims amended during the course of opposition complies with Art. 84 EPC, Art. 123(2) EPC and Rule 80 EPC. The Company believes that its current business operations do not infringe the patent reinstated to Regeneron with amended claims because it believes it has not used the technology or methods claimed under the amended claims. The Dutch litigation procedure is stayed.

The costs incurred in the above litigation and opposition were €0.6 million and €0.8 million for the three- and six-month periods ended June 30, 2018, respectively, as compared to €0.1 million and €0.4 million for the three- and six-month periods ended June 30, 2017, respectively, and are included in the statement of profit or loss and comprehensive loss for the period.

On July 15, 2014, Regeneron filed a notice of opposition against the Company’s EP 2314629 patent (the “EP ’629 patent”), entitled “Recombinant Production of Mixtures of Antibodies,” in the EPO. The notice asserted, as applicable, added subject matter, lack of novelty, lack of inventive step, and insufficiency. The Company responded on February 24, 2015. Following an oral hearing before the Opposition Division of the EPO on June 22, 2016, the Opposition Division upheld the EP ’629 Patent with amendments. Both Regeneron and the Company filed a notice of appeal followed by grounds of appeal on December 1 and 4, 2017, respectively, with further proceedings to follow.

On August 11, 2014, Regeneron filed a notice of opposition against the Company’s EP 2147594 (the “EP ’594 patent”), entitled “Antibody Producing Non-Human Mammals,” in the EPO. The notice asserted, as applicable, lack of novelty, lack of inventive step, and insufficiency. The Company’s response to the oppositions was filed on April 2, 2015. Following an oral hearing before the Opposition Division of the EPO on October 28, 2016, the Opposition Division upheld the EP ’594 Patent without amendments. Regeneron filed grounds of appeal on July 19, 2017, and the Company responded on November 30, 2017.

On April 5, 2018, Regeneron and an unnamed third party filed notices of opposition against the Company’s EP 2604625 patent (the “EP ‘625 patent”), entitled “Generation of Binding Molecules,” in the EPO. The notices asserted, as applicable, added subject matter, lack of novelty, lack of inventive step, and insufficiency. The Company intends to timely respond to these submissions with proceedings to be ongoing.

As each of these proceedings continues, the Company is not able to predict the outcome of, or estimate a possible gain or a range of possible loss, if any, related to the above actions. Based on the current facts and circumstances, no provision has been recognized under IAS 37 related to contingent liabilities.